SCHEDULE OF INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Current income tax expenses	$ (18,540)	$ (165,590)	$ (130,307)
Total	$ (18,540)	$ (165,590)	$ (130,307)